Debt, cash and cash equivalents and lease liabilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) program bond	Dec. 31, 2024 USD ($) bond	Dec. 31, 2025 EUR (€) credit_facility performance_indicator currency	Dec. 31, 2025 USD ($) credit_facility performance_indicator currency	Dec. 31, 2024 USD ($) program
Disclosure of detailed information about borrowings [line items]
Number of bond issues redeemed | bond	3	3
Number of credit facilities | credit_facility			2	2
Number of sustainable development performance indicators | performance_indicator			2	2
Number of commercial paper programs | program	2				2
Number of currencies debt is issued in | currency			2	2
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate before derivative instruments
Disclosure of detailed information about borrowings [line items]
Annual interest rate			2.20%	2.20%
Cash and cash equivalents, invested rate			3.40%	3.40%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate after derivative instruments
Disclosure of detailed information about borrowings [line items]
Annual interest rate			3.20%	3.20%
Cash and cash equivalents, invested rate			3.50%	3.50%
€4 billion facility maturing March 2029
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 4,000,000,000
€4 billion facility maturing March 2029 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 4,000,000,000
€4 billion facility maturing December 2027
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			4,000,000,000
€4 billion facility maturing December 2027 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	4,000,000,000
Commercial paper program in France | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs	6,000,000,000
Borrowing, average drawdown	€ 0.1
Borrowing, maximum drawdown | $		$ 200,000,000
Commercial paper program in USA | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $					$ 10,000,000,000
Borrowing, average drawdown | $		3.8
Borrowing, maximum drawdown | $		$ 6.8
Borrowing, drawdown | $					$ 1
One Billion Five Hundred Million Bonds, Issued In March 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 1,500,000,000
Number Of Tranches			2
Fixed Rate Bond Maturing March 2027
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 850,000,000
Fixed Rate Bond Maturing March 2031
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			650,000,000
One Billion Five Hundred Million Bonds, Issued In June 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 1,500,000,000
Number Of Tranches			2
Fixed Rate Bond Maturing June 2029
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 750,000,000
Fixed Rate Bond Maturing March 2032
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			750,000,000
Fixed Rate Bond Issue from April 2020
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			1,000,000,000
Fixed Rate Bond Issue from April 2022
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			850,000,000
Fixed Rate Bond Issue from September 2015
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 750,000,000
Three Billion Bonds, Issued In November 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable | $				$ 3,000,000,000
Number Of Tranches			5
Fixed Rate Bond Maturing November 2027, 3.750
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable | $				400,000,000
Fixed Rate Bond Maturing November 2027, 0.046
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable | $				500,000,000
Fixed Rate Bond Maturing November 2028, 3.8
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable | $				400,000,000
Fixed Rate Bond Maturing November 2028, 0.54
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable | $				500,000,000
Fixed Rate Bond Maturing November 2032
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable | $				$ 1,200,000,000